Net Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Earnings Per Share Basic and Diluted [Abstract]
Net loss	$ (3,772)	$ (12,697)	$ (24,830)	$ (26,232)
Weighted-average shares outstanding - basic	8,617,932	2,684,243	3,743,554	866,813
Weighted-average shares outstanding - diluted	8,617,932	2,684,243	3,743,554	866,813
Basic net loss per share	$ (0.44)	$ (4.73)	$ (6.63)	$ (30.26)
Diluted net loss per share	$ (0.44)	$ (4.73)	$ (6.63)	$ (30.26)